SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS

NOTE 30. SUBSEQUENT EVENTS

A board meeting of Everest Gaming was held on April 19, 2012 and a €6.4 (US$8.3) million share capital increase was approved. Everest Gaming’s share capital is to be increased from €30,906,760 (US$39,997,674) to €36,724,503 (US$47,526,648) by issuing 5,817,743 Class X shares with a nominal value of €1 each. The total share premium associated with the share capital increase would amount to €582,257 (US$753,522), €0.10 per each new Class X share. The increase of capital is to be fully subscribed by BetClic, the holder of Class X shares, by converting certain receivables it is due from Everest Gaming. The board members agreed to convene an Extraordinary General Meeting on April 30, 2012 to have the share capital increase approved by GigaMedia and BetClic as shareholders of Everest Gaming. Upon the completion of the share capital increase, our shareholding in Everest Gaming will be diluted from 40 percent to 33.66 percent.